DIREXION SHARES ETF TRUST

Direxion Daily China Bull 3X Shares
Direxion Daily China Bear 3X Shares

Supplement dated June 13, 2011 to the
Prospectus and Statement of Additional Information (“SAI”) dated June 13, 2011

Effective June 15, 2011, the trading symbols for the Direxion Daily China Bull 3X Shares and the Direxion Daily China Bear 3X Shares will change as follows:

Fund	Current Ticker Symbol	New Ticker Symbol
Direxion Daily China Bull 3X Shares	CZM	YINN
Direxion Daily China Bear 3X Shares	CZI	YANG

For more information, please contact the Funds at (800) 851-0511.

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Please retain a copy of this Supplement with your Prospectus and SAI.